USD ($)

Fund summaries
Goal

Putnam RetirementReady 2065 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

2          Prospectus

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2065 Fund	Class A 2065		Class C 2065		Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024.
Annual Fund Operating Expenses - Putnam RetirementReady 2065 Fund		Class A 2065	Class C 2065	Class R 2065	Class R3 2065	Class R4 2065	Class R5 2065	Class R6 2065	Class Y 2065
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):	[1]	5.01%	5.01%	5.16%	5.16%	5.16%	5.01%	4.91%	5.01%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		6.42%	7.17%	6.82%	6.57%	6.32%	6.17%	6.07%	6.17%
Fee Waiver or Reimbursement	[2]	(5.52%)	(5.52%)	(5.52%)	(5.52%)	(5.52%)	(5.52%)	(5.52%)	(5.52%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
[1]	Amounts shown are estimates for the current year.
[2]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus          3

Expense Example - Putnam RetirementReady 2065 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A 2065	662	845
Class C 2065	268	520	168	520
Class R 2065	132	412
Class R3 2065	107	334
Class R4 2065	82	255
Class R5 2065	66	208
Class R6 2065	56	176
Class Y 2065	66	208

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2065 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the fund’s and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) will adjust these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s projected approximate allocations to each asset class and underlying fund as of December 31, 2020 and December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065 (your fund)	2060	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.

Year-to-date performance through
Sep. 30, 2020
2.01%
Best calendar quarter
Mar. 31, 2019
11.05%
Worst calendar quarter
Dec. 31, 2018
(13.37%)

Goal

Putnam RetirementReady 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2060 Fund	Class A 2060		Class B 2060		Class C 2060		Class R 2060	Class R3 2060	Class R4 2060	Class R5 2060	Class R6 2060	Class Y 2060
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2031
Annual Fund Operating Expenses - Putnam RetirementReady 2060 Fund		Class A 2060		Class B 2060		Class C 2060		Class R 2060		Class R3 2060		Class R4 2060		Class R5 2060		Class R6 2060		Class Y 2060
Management Fees (as a percentage of Assets)	[1]	0.54%		0.54%		0.54%		0.54%		0.54%		0.54%		0.54%		0.54%		0.54%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		3.45%	[2]	3.45%	[2]	3.45%	[2]	3.60%	[2]	3.60%	[3]	3.60%	[3]	3.45%	[4]	3.35%	[2]	3.45%	[2]
Acquired Fund Fees and Expenses		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		4.85%		5.60%		5.60%		5.25%		5.00%		4.75%		4.60%		4.50%		4.60%
Fee Waiver or Reimbursement	[5]	(3.95%)		(3.95%)		(3.95%)		(3.95%)		(3.95%)		(3.95%)		(3.95%)		(3.95%)		(3.95%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2031. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

10          Prospectus

Expense Example - Putnam RetirementReady 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2060	662	845					1,045	1,619
Class B 2060	668	820	168	520	897	1,754	1,097	1,754
Class C 2060	268	520	168	520	897	1,955	897	1,955
Class R 2060	132	412					713	1,568
Class R3 2060	107	334					579	1,283
Class R4 2060	82	255					444	990
Class R5 2060	66	208					362	810
Class R6 2060	56	176					307	689
Class Y 2060	66	208					362	810

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 86%.

86.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2031 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2031 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus          15

Annual total returns for class A shares before sales charges

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2060 Fund	1 Year		Since Inception		Inception Date
Class A 2060	13.89%		6.45%		Nov. 30, 2015
Class A 2060 | After Taxes on Distributions	12.42%		4.87%		Nov. 30, 2015
Class A 2060 | After Taxes on Distributions and Sales	9.27%		4.63%		Nov. 30, 2015
Class B 2060	14.85%		6.78%		Nov. 30, 2015
Class C 2060	19.02%		7.20%		Nov. 30, 2015
Class R 2060	20.52%		7.73%		Nov. 30, 2015
Class R3 2060	20.78%	[1]	7.93%	[1]	Nov. 30, 2015
Class R4 2060	21.08%	[2]	8.21%	[2]	Nov. 30, 2015
Class R5 2060	21.27%	[3]	8.34%	[3]	Nov. 30, 2015
Class R6 2060	21.27%	[4]	8.34%	[4]	Nov. 30, 2015
Class Y 2060	21.15%		8.27%		Nov. 30, 2015
S&P 500 Index (no deduction for fees, expenses or taxes)	31.49%		13.68%		Nov. 30, 2015
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	8.72%		3.52%		Nov. 30, 2015
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares; had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes.

These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
1.86%
Best calendar quarter
Mar. 31, 2012
12.51%
Worst calendar quarter
Sep. 30, 2011
(17.57%)

Goal

Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Prospectus          17

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2055 Fund	Class A 2055		Class B 2055		Class C 2055		Class R 2055	Class R3 2055	Class R4 2055	Class R5 2055	Class R6 2055	Class Y 2055
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2055 Fund		Class A 2055		Class B 2055		Class C 2055		Class R 2055		Class R3 2055		Class R4 2055		Class R5 2055		Class R6 2055		Class Y 2055
Management Fees (as a percentage of Assets)	[1]	0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.56%	[2]	0.56%	[2]	0.56%	[2]	0.71%	[2]	0.71%	[3]	0.71%	[3]	0.56%	[4]	0.46%	[2]	0.56%	[2]
Acquired Fund Fees and Expenses		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		1.95%		2.70%		2.70%		2.35%		2.10%		1.85%		1.70%		1.60%		1.70%
Fee Waiver or Reimbursement	[5]	(1.05%)		(1.05%)		(1.05%)		(1.05%)		(1.05%)		(1.05%)		(1.05%)		(1.05%)		(1.05%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2055	662	845					1,273	2,461
Class B 2055	668	820	168	520	1,130	2,596	1,330	2,596
Class C 2055	268	520	168	520	1,130	2,782	1,130	2,782
Class R 2055	132	412					950	2,425
Class R3 2055	107	334					820	2,162
Class R4 2055	82	255					687	1,892
Class R5 2055	66	208					607	1,726
Class R6 2055	56	176					553	1,614
Class Y 2055	66	208					607	1,726

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 50%.

50.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055 (your fund)	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

24          Prospectus

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2055 Fund	1 Year		5 Years		Since Inception		Inception Date
Class A 2055	13.51%		5.56%		8.54%		Nov. 30, 2010
Class A 2055 | After Taxes on Distributions	11.54%		3.60%		6.05%		Nov. 30, 2010
Class A 2055 | After Taxes on Distributions and Sales	9.41%		3.92%		5.99%		Nov. 30, 2010
Class B 2055	14.48%		5.71%		8.53%		Nov. 30, 2010
Class C 2055	18.54%		6.02%		8.44%		Nov. 30, 2010
Class R 2055	20.14%		6.57%		8.99%		Nov. 30, 2010
Class R3 2055	20.42%	[1]	6.81%	[1]	9.25%	[1]	Nov. 30, 2010
Class R4 2055	20.72%	[2]	7.08%	[2]	9.52%	[2]	Nov. 30, 2010
Class R5 2055	20.92%	[3]	7.19%	[3]	9.58%	[3]	Nov. 30, 2010
Class R6 2055	20.92%	[4]	7.19%	[4]	9.58%	[4]	Nov. 30, 2010
Class Y 2055	20.73%		7.09%		9.53%		Nov. 30, 2010
S&P 500 Index (no deduction for fees, expenses or taxes)	31.49%		11.70%		14.07%		Nov. 30, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	8.72%		3.05%		3.28%		Nov. 30, 2010
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares; had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
1.71%
Best calendar quarter
Mar. 31, 2012
12.45%
Worst calendar quarter
Sep. 30, 2011
(16.83%)

Goal

Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

26          Prospectus

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2050 Fund	Class A 2050		Class B 2050		Class C 2050		Class R 2050	Class R3 2050	Class R4 2050	Class R5 2050	Class R6 2050	Class Y 2050
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2050 Fund		Class A 2050		Class B 2050		Class C 2050		Class R 2050		Class R3 2050		Class R4 2050		Class R5 2050		Class R6 2050		Class Y 2050
Management Fees (as a percentage of Assets)	[1]	0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.29%	[2]	0.29%	[2]	0.29%	[2]	0.44%	[2]	0.44%	[3]	0.44%	[3]	0.29%	[4]	0.19%	[2]	0.29%	[2]
Acquired Fund Fees and Expenses		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		1.67%		2.42%		2.42%		2.07%		1.82%		1.57%		1.42%		1.32%		1.42%
Fee Waiver or Reimbursement	[5]	(0.77%)		(0.77%)		(0.77%)		(0.77%)		(0.77%)		(0.77%)		(0.77%)		(0.77%)		(0.77%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2050	662	845					1,213	2,243
Class B 2050	668	820	168	520	1,069	2,378	1,269	2,378
Class C 2050	268	520	168	520	1,069	2,568	1,069	2,568
Class R 2050	132	412					887	2,203
Class R3 2050	107	334					756	1,934
Class R4 2050	82	255					623	1,658
Class R5 2050	66	208					542	1,489
Class R6 2050	56	176					488	1,375
Class Y 2050	66	208					542	1,489

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 46%.

46.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050 (your fund)	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2050 Fund		1 Year	5 Years	10 Years
Class A 2050		13.17%	5.45%	8.56%
Class A 2050 | After Taxes on Distributions		11.32%	3.89%	7.12%
Class A 2050 | After Taxes on Distributions and Sales		9.11%	3.94%	6.50%
Class B 2050		14.13%	5.58%	8.55%
Class C 2050		18.11%	5.90%	8.38%
Class R 2050		19.69%	6.44%	8.93%
Class R3 2050	[1]	20.02%	6.66%	9.16%
Class R4 2050	[2]	20.32%	6.93%	9.43%
Class R5 2050	[3]	20.39%	7.03%	9.51%
Class R6 2050	[4]	20.39%	7.03%	9.51%
Class Y 2050		20.37%	6.97%	9.48%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares; had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
1.38%
Best calendar quarter
Mar. 31, 2012
12.15%
Worst calendar quarter
Sep. 30, 2011
(16.38%)

Goal

Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Prospectus          35

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2045 Fund	Class A 2045		Class B 2045		Class C 2045		Class R 2045	Class R3 2045	Class R4 2045	Class R5 2045	Class R6 2045	Class Y 2045
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2045 Fund		Class A 2045		Class B 2045		Class C 2045		Class R 2045		Class R3 2045		Class R4 2045		Class R5 2045		Class R6 2045		Class Y 2045
Management Fees (as a percentage of Assets)	[1]	0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.28%	[2]	0.28%	[2]	0.28%	[2]	0.43%	[2]	0.43%	[3]	0.43%	[3]	0.28%	[4]	0.18%	[2]	0.28%	[2]
Acquired Fund Fees and Expenses		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		1.65%		2.40%		2.40%		2.05%		1.80%		1.55%		1.40%		1.30%		1.40%
Fee Waiver or Reimbursement	[5]	(0.75%)		(0.75%)		(0.75%)		(0.75%)		(0.75%)		(0.75%)		(0.75%)		(0.75%)		(0.75%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2045	662	845					1,208	2,227
Class B 2045	668	820	168	520	1,064	2,362	1,264	2,362
Class C 2045	268	520	168	520	1,064	2,552	1,064	2,552
Class R 2045	132	412					883	2,187
Class R3 2045	107	334					751	1,918
Class R4 2045	82	255					618	1,641
Class R5 2045	66	208					538	1,472
Class R6 2045	56	176					484	1,357
Class Y 2045	66	208					538	1,472

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 47%.

47.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045 (your fund)	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

42          Prospectus

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2045 Fund		1 Year	5 Years	10 Years
Class A 2045		12.36%	5.25%	8.33%
Class A 2045 | After Taxes on Distributions		10.68%	3.71%	6.93%
Class A 2045 | After Taxes on Distributions and Sales		8.51%	3.76%	6.31%
Class B 2045		13.28%	5.38%	8.33%
Class C 2045		17.29%	5.71%	8.17%
Class R 2045		18.88%	6.24%	8.70%
Class R3 2045	[1]	19.13%	6.48%	8.94%
Class R4 2045	[2]	19.43%	6.75%	9.22%
Class R5 2045	[3]	19.58%	6.85%	9.28%
Class R6 2045	[4]	19.58%	6.85%	9.28%
Class Y 2045		19.45%	6.77%	9.24%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares; had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
0.97%
Best calendar quarter
Mar. 31, 2012
11.73%
Worst calendar quarter
Sep. 30, 2011
(15.88%)

Goal

Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

44          Prospectus

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2040 Fund	Class A 2040		Class B 2040		Class C 2040		Class R 2040	Class R3 2040	Class R4 2040	Class R5 2040	Class R6 2040	Class Y 2040
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2040 Fund		Class A 2040		Class B 2040		Class C 2040		Class R 2040		Class R3 2040		Class R4 2040		Class R5 2040		Class R6 2040		Class Y 2040
Management Fees (as a percentage of Assets)	[1]	0.50%		0.50%		0.50%		0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.21%	[2]	0.21%	[2]	0.21%	[2]	0.36%	[2]	0.36%	[3]	0.36%	[3]	0.21%	[4]	0.11%	[2]	0.21%	[2]
Acquired Fund Fees and Expenses		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%		0.59%
Expenses (as a percentage of Assets)		1.55%		2.30%		2.30%		1.95%		1.70%		1.45%		1.30%		1.20%		1.30%
Fee Waiver or Reimbursement	[5]	(0.65%)		(0.65%)		(0.65%)		(0.65%)		(0.65%)		(0.65%)		(0.65%)		(0.65%)		(0.65%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2040	662	845					1,187	2,148
Class B 2040	668	820	168	520	1,042	2,283	1,242	2,283
Class C 2040	268	520	168	520	1,042	2,474	1,042	2,474
Class R 2040	132	412					860	2,106
Class R3 2040	107	334					729	1,835
Class R4 2040	82	255					595	1,556
Class R5 2040	66	208					514	1,386
Class R6 2040	56	176					460	1,270
Class Y 2040	66	208					514	1,386

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 53%.

53.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040 (your fund)	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus          51

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2040 Fund		1 Year	5 Years	10 Years
Class A 2040		10.83%	4.83%	7.95%
Class A 2040 | After Taxes on Distributions		9.32%	3.43%	6.72%
Class A 2040 | After Taxes on Distributions and Sales		7.49%	3.43%	6.05%
Class B 2040		11.69%	4.96%	7.94%
Class C 2040		15.75%	5.29%	7.79%
Class R 2040		17.32%	5.83%	8.32%
Class R3 2040	[1]	17.56%	6.03%	8.54%
Class R4 2040	[2]	17.86%	6.30%	8.81%
Class R5 2040	[3]	18.00%	6.41%	8.89%
Class R6 2040	[4]	18.00%	6.41%	8.89%
Class Y 2040		17.91%	6.35%	8.86%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares; had it, returns would have been higher.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
0.55%
Best calendar quarter
Mar. 31, 2012
10.97%
Worst calendar quarter
Sep. 30, 2011
(14.94%)

Goal

Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Prospectus          53

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2035 Fund	Class A 2035		Class B 2035		Class C 2035		Class R 2035	Class R3 2035	Class R4 2035	Class R5 2035	Class R6 2035	Class Y 2035
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2035 Fund		Class A 2035		Class B 2035		Class C 2035		Class R 2035		Class R3 2035		Class R4 2035		Class R5 2035		Class R6 2035		Class Y 2035
Management Fees (as a percentage of Assets)	[1]	0.49%		0.49%		0.49%		0.49%		0.49%		0.49%		0.49%		0.49%		0.49%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.22%	[2]	0.22%	[2]	0.22%	[2]	0.37%	[2]	0.37%	[3]	0.37%	[3]	0.22%	[4]	0.12%	[2]	0.22%	[2]
Acquired Fund Fees and Expenses		0.56%		0.56%		0.56%		0.56%		0.56%		0.56%		0.56%		0.56%		0.56%
Expenses (as a percentage of Assets)		1.52%		2.27%		2.27%		1.92%		1.67%		1.42%		1.27%		1.17%		1.27%
Fee Waiver or Reimbursement	[5]	(0.62%)		(0.62%)		(0.62%)		(0.62%)		(0.62%)		(0.62%)		(0.62%)		(0.62%)		(0.62%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2035	662	845					1,180	2,124
Class B 2035	668	820	168	520	1,035	2,259	1,235	2,259
Class C 2035	268	520	168	520	1,035	2,451	1,035	2,451
Class R 2035	132	412					854	2,082
Class R3 2035	107	334					722	1,810
Class R4 2035	82	255					588	1,531
Class R5 2035	66	208					508	1,360
Class R6 2035	56	176					453	1,244
Class Y 2035	66	208					508	1,360

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.

63.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035 (your fund)	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

60          Prospectus

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2035 Fund		1 Year	5 Years	10 Years
Class A 2035		8.78%	4.20%	7.28%
Class A 2035 | After Taxes on Distributions		7.66%	2.92%	6.21%
Class A 2035 | After Taxes on Distributions and Sales		5.93%	2.91%	5.51%
Class B 2035		9.56%	4.33%	7.27%
Class C 2035		13.53%	4.66%	7.10%
Class R 2035		15.18%	5.19%	7.65%
Class R3 2035	[1]	15.33%	5.38%	7.84%
Class R4 2035	[2]	15.62%	5.64%	8.11%
Class R5 2035	[3]	15.82%	5.78%	8.21%
Class R6 2035	[4]	15.83%	5.79%	8.22%
Class Y 2035		15.70%	5.71%	8.18%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
(0.05%)
Best calendar quarter
Mar. 31, 2012
9.85%
Worst calendar quarter
Sep. 30, 2011
(13.27%)

Goal

Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

62          Prospectus

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2030 Fund	Class A 2025		Class B 2030		Class C 2030		Class R 2030	Class R3 2030	Class R4 2030	Class R5 2030	Class R6 2030	Class Y 2030
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2030 Fund		Class A 2025		Class B 2030		Class C 2030		Class R 2030		Class R3 2030		Class R4 2030		Class R5 2030		Class R6 2030		Class Y 2030
Management Fees (as a percentage of Assets)	[1]	0.48%		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%		0.48%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.20%	[2]	0.20%	[2]	0.20%	[2]	0.35%	[2]	0.35%	[3]	0.35%	[3]	0.20%	[4]	0.10%	[2]	0.20%	[2]
Acquired Fund Fees and Expenses		0.54%		0.54%		0.54%		0.54%		0.54%		0.54%		0.54%		0.54%		0.54%
Expenses (as a percentage of Assets)		1.47%		2.22%		2.22%		1.87%		1.62%		1.37%		1.22%		1.12%		1.22%
Fee Waiver or Reimbursement	[5]	(0.57%)		(0.57%)		(0.57%)		(0.57%)		(0.57%)		(0.57%)		(0.57%)		(0.57%)		(0.57%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2030	662	845					1,169	2,084
Class B 2030	668	820	168	520	1,024	2,219	1,224	2,219
Class C 2030	268	520	168	520	1,024	2,412	1,024	2,412
Class R 2030	132	412					842	2,041
Class R3 2030	107	334					710	1,768
Class R4 2030	82	255					577	1,488
Class R5 2030	66	208					496	1,316
Class R6 2030	56	176					442	1,200
Class Y 2030	66	208					496	1,316

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 66%.

66.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030 (your fund)	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus          69

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2030 Fund		1 Year	5 Years	10 Years
Class A 2025		6.60%	3.44%	6.42%
Class A 2025 | After Taxes on Distributions		5.46%	2.25%	5.51%
Class A 2030 | After Taxes on Distributions and Sales		4.53%	2.32%	4.86%
Class B 2030		7.30%	3.56%	6.41%
Class C 2030		11.30%	3.91%	6.26%
Class R 2030		12.83%	4.41%	6.78%
Class R3 2030	[1]	12.99%	4.56%	6.93%
Class R4 2030	[2]	13.28%	4.83%	7.20%
Class R5 2030	[3]	13.45%	4.96%	7.31%
Class R6 2030	[4]	13.50%	5.00%	7.35%
Class Y 2030		13.40%	4.94%	7.32%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
(0.60%)
Best calendar quarter
Mar. 31, 2012
8.25%
Worst calendar quarter
Sep. 30, 2011
(10.72%)

Goal

Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Prospectus          71

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2025 Fund	Class A 2025		Class B 2025		Class C 2025		Class R 2025	Class R3 2025	Class R4 2025	Class R5 2025	Class R6 2025	Class Y 2025
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady 2025 Fund		Class A 2025		Class B 2025		Class C 2025		Class R 2025		Class R3 2025		Class R4 2025		Class R5 2025		Class R6 2025		Class Y 2025
Management Fees (as a percentage of Assets)	[1]	0.47%		0.47%		0.47%		0.47%		0.47%		0.47%		0.47%		0.47%		0.47%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.21%	[2]	0.21%	[2]	0.21%	[2]	0.36%	[2]	0.36%	[3]	0.36%	[3]	0.21%	[4]	0.11%	[2]	0.21%	[2]
Acquired Fund Fees and Expenses		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Expenses (as a percentage of Assets)		1.46%		2.21%		2.21%		1.86%		1.61%		1.36%		1.21%		1.11%		1.21%
Fee Waiver or Reimbursement	[5]	(0.56%)		(0.56%)		(0.56%)		(0.56%)		(0.56%)		(0.56%)		(0.56%)		(0.56%)		(0.56%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A 2025	662	845					1,167	2,076
Class B 2025	668	820	168	520	1,022	2,211	1,222	2,211
Class C 2025	268	520	168	520	1,022	2,404	1,022	2,404
Class R 2025	132	412					840	2,033
Class R3 2025	107	334					708	1,760
Class R4 2025	82	255					575	1,479
Class R5 2025	66	208					494	1,307
Class R6 2025	56	176					439	1,191
Class Y 2025	66	208					494	1,307

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.

79.00%
Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on December 31, 2020. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030	2025 (your fund)	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	73.3%	72.6%	57.9%	39.9%	15.8%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	73.3%	70.4%	54.8%	36.2%	12.8%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	16.0%	16.5%	30.7%	47.8%	68.0%	66.2%	27.6%	0.0%	0.0%	0.0%
	2021	16.0%	18.7%	33.7%	51.3%	68.0%	58.7%	21.9%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.7%	52.0%	23.7%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	2.4%	17.3%	43.9%	46.2%	18.3%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	9.4%	25.3%	34.0%
Putnam Government Money Market Fund	2020	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.6%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Fixed Income Absolute Return Fund	2020	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.2%	13.3%	19.1%	30.0%
	2021	0.5%	0.7%	1.3%	2.3%	2.7%	4.7%	9.0%	14.3%	21.2%	30.0%
Putnam Multi-Asset Absolute Return Fund	2020	9.7%	9.7%	9.7%	9.7%	11.8%	15.7%	19.6%	24.0%	28.8%	30.0%
	2021	9.7%	9.7%	9.7%	9.7%	12.5%	16.5%	20.4%	25.1%	29.2%	30.0%
Equity**	2020	86.1%	85.8%	82.5%	78.1%	70.5%	59.8%	46.6%	33.0%	20.9%	10.2%
	2021	86.1%	85.4%	81.8%	77.2%	68.6%	57.3%	44.2%	30.5%	18.6%	10.2%
Fixed Income**	2020	3.7%	3.8%	6.6%	10.1%	15.1%	20.6%	25.6%	29.7%	31.2%	29.8%
	2021	3.7%	4.2%	7.2%	10.8%	16.2%	21.5%	26.4%	30.1%	31.0%	29.8%
Absolute Return**	2020	10.2%	10.4%	10.9%	11.8%	14.4%	19.6%	27.8%	37.3%	47.9%	60.0%
	2021	10.2%	10.4%	11.0%	12.0%	15.2%	21.2%	29.4%	39.4%	50.4%	60.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

Prospectus          75

**	Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam RetirementReady Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 80 and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

78          Prospectus

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady 2025 Fund		1 Year	5 Years	10 Years
Class A 2025		4.48%	2.56%	5.43%
Class A 2025 | After Taxes on Distributions		3.55%	1.48%	4.56%
Class A 2025 | After Taxes on Distributions and Sales		3.05%	1.63%	4.03%
Class B 2025		5.04%	2.66%	5.42%
Class C 2025		9.02%	3.01%	5.26%
Class R 2025		10.55%	3.52%	5.79%
Class R3 2025	[1]	10.70%	3.68%	5.94%
Class R4 2025	[2]	10.98%	3.94%	6.21%
Class R5 2025	[3]	11.18%	4.07%	6.31%
Class R6 2025	[4]	11.22%	4.11%	6.35%
Class Y 2025		11.09%	4.04%	6.31%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

Year-to-date performance through
Sep. 30, 2020
(1.27%)
Best calendar quarter
Mar. 31, 2019
4.52%
Worst calendar quarter
Sep. 30, 2011
(4.50%)

Goal
Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 112 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

80          Prospectus

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady Maturity Fund	Class A Maturity		Class B Maturity		Class C Maturity		Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
November 30, 2024
Annual Fund Operating Expenses - Putnam RetirementReady Maturity Fund		Class A Maturity		Class B Maturity		Class C Maturity		Class R Maturity		Class R3 Maturity		Class R4 Maturity		Class R5 Maturity		Class R6 Maturity		Class Y Maturity
Management Fees (as a percentage of Assets)	[1]	0.46%		0.46%		0.46%		0.46%		0.46%		0.46%		0.46%		0.46%		0.46%
Distribution and Service (12b-1) Fees		0.25%		1.00%		1.00%		0.50%		0.25%		none		none		none		none
Other Expenses (as a percentage of Assets):		0.24%	[2]	0.24%	[2]	0.24%	[2]	0.39%	[2]	0.39%	[3]	0.39%	[3]	0.24%	[4]	0.14%	[2]	0.24%	[2]
Acquired Fund Fees and Expenses		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Expenses (as a percentage of Assets)		1.48%		2.23%		2.23%		1.88%		1.63%		1.38%		1.23%		1.13%		1.23%
Fee Waiver or Reimbursement	[5]	(0.58%)		(0.58%)		(0.58%)		(0.58%)		(0.58%)		(0.58%)		(0.58%)		(0.58%)		(0.58%)
Net Expenses (as a percentage of Assets)		0.90%		1.65%		1.65%		1.30%		1.05%		0.80%		0.65%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund’s new management contract, which took effect on January 4, 2021.
[2]	Restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[3]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.
[4]	Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on January 4, 2021.
[5]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Maturity	488	676					1,007	1,945
Class B Maturity	668	820	168	520	1,026	2,227	1,226	2,227
Class C Maturity	268	520	168	520	1,026	2,419	1,026	2,419
Class R Maturity	132	412					845	2,050
Class R3 Maturity	107	334					713	1,777
Class R4 Maturity	82	255					579	1,497
Class R5 Maturity	66	208					498	1,325
Class R6 Maturity	56	176					444	1,209
Class Y Maturity	66	208					498	1,325

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 73%.

73.00%
Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of December 31, 2020, which are not expected to change over time.

Underlying funds*
Putnam Dynamic Asset Allocation Conservative Fund	34.00%
Putnam Government Money Market Fund	6.00%
Putnam Fixed Income Absolute Return Fund	30.00%
Putnam Multi-Asset Absolute Return Fund	30.00%
Equity**	10.20%
Fixed Income**	29.80%
Absolute Return**	60.00%
*	Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity, fixed income and absolute return allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s current strategic allocation to equity and fixed income investments; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Investment Management, LLC (Putnam Management) rebalances the fund’s investments towards its target allocations on a quarterly basis. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least November 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least November 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses)

that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

Each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes. Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund intend to use derivatives to increase investment exposure, which is an important component of the funds’ investment strategies. Underlying funds that use derivatives to increase investment exposure are riskier than underlying funds that do not employ investment leverage. The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam RetirementReady Funds will be merged near the end of the target date year of the Putnam RetirementReady Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam RetirementReady Maturity Fund		1 Year	5 Years	10 Years
Class A Maturity		4.12%	1.68%	3.00%
Class A Maturity | After Taxes on Distributions		3.14%	0.71%	2.15%
Class A Maturity | After Taxes on Distributions and Sales		2.66%	0.90%	2.01%
Class B Maturity		2.66%	1.36%	2.80%
Class C Maturity		6.63%	1.74%	2.65%
Class R Maturity		8.19%	2.25%	3.16%
Class R3 Maturity	[1]	8.30%	2.38%	3.30%
Class R4 Maturity	[2]	8.57%	2.64%	3.56%
Class R5 Maturity	[3]	8.75%	2.78%	3.66%
Class R6 Maturity	[4]	8.79%	2.82%	3.70%
Class Y Maturity		8.69%	2.75%	3.67%
S&P 500 Index (no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)		8.72%	3.05%	3.75%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares.
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares.
[3]	Performance for class R5 prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares.
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.